Change in non-cash working capital (Tables)	12 Months Ended
Dec. 31, 2021
Change in non-cash operating working capital
Change In Non-cash Working Capital
	For the years ended December 31,
	2021	2020	2019
Accounts receivable	$123,587	$406,114	$(1,339,409)
Note receivable	-	324,700	(332,175)
Prepaid expenses and deposits	3,262	19,600	(31,972)
Accounts payable and accrued liabilities	14,375	(120,767)	104,745
Contractual obligations	(127,507)	(3,879)	134,116
	13,717	625,768	(1,464,695)